Subsequent Events (Details) - USD ($)	Apr. 30, 2025	Mar. 31, 2025	Feb. 26, 2025	Jan. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events [Line Items]
Bank credit facility					$ 83,900,000
Short term bank loan		$ 19,400,000			16,126,730
Subsequent Event [Member]
Subsequent Events [Line Items]
Additional capital	$ 4,000,000
Bank credit facility				$ 30,000,000
Warrant exerciseable (in Shares)			50,000
Warrant exercise price (in Dollars per share)			$ 5.5
Unused lines of Credit [Member]
Subsequent Events [Line Items]
Credit facility		$ 10,600,000
Letter of Credit [Member] | Landlord of a solar module [Member]
Subsequent Events [Line Items]
Bank credit facility					$ 5,000,000
Letter of Credit [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Security deposit	5,000,000
Letter of Credit [Member] | Subsequent Event [Member] | Landlord of a solar module [Member]
Subsequent Events [Line Items]
Security deposit	$ 5,000,000